Note 17 - Fair Value Disclosure Measurements (Details) - Estimated Fair Value of the Company’s Financial Instruments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Cash and cash equivalents	$ 25,639	$ 26,193	$ 45,346	$ 34,390
Cash and cash equivalents	25,639	26,193
Investment securities Available for sale	154,334	157,143
Loans held for sale	438
Loans held for sale	438
Net loans	463,738	428,679
Net loans	475,019	430,502
Bank-owned life insurance	9,092	8,816
Federal Home Loan Bank stock	1,887	1,887
Accrued interest receivable	2,095	2,135
Financial liabilities:
Deposits	586,112	568,836
Deposits	586,796	570,276
Short-term borrowings	14,808	10,809
Short-term borrowings	14,808	10,809
Other borrowings	10,624	11,609
Other borrowings	10,822	11,787
Accrued interest payable	315	364
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	25,639	26,193
Bank-owned life insurance	9,092	8,816
Federal Home Loan Bank stock	1,887	1,887
Accrued interest receivable	2,095	2,135
Financial liabilities:
Deposits	416,254	394,422
Short-term borrowings	14,808	10,809
Accrued interest payable	315	364
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Investment securities Available for sale	154,334	157,143
Loans held for sale	438
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Net loans	475,019	430,502
Financial liabilities:
Deposits	170,542	175,854
Other borrowings	$ 10,822	$ 11,787